Common Stock - Summary of common stock reserved for future issuance (Details)	Dec. 31, 2021 shares
Convertible debt with accrued interest
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,684,122
Options to purchase common stock
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	19,803,226
Common Stock Warrants [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	207,376
Preferred Stock Warrants [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	651,988
Previously Reported [Member]
Summary Of Common Stock Capital Shares Reserved For Future Issuance [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	27,346,712